Disclosures About Fair Value of Financial Instruments - Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis (Detail) - Fair Value, Measurements, Nonrecurring - USD ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Reported Value Measurement
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Other real estate owned	$ 1,357	$ 1,635
Impaired loans, net	4,195	6,531
Total	5,552	8,166
Estimate of Fair Value Measurement | Quoted Market Prices in an Active Market (Level 1)
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Other real estate owned	0	0
Impaired loans, net	0	0
Total	0	0
Estimate of Fair Value Measurement | Models with Significant Observable Market Parameters (Level 2)
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Other real estate owned	0	0
Impaired loans, net	0	0
Total	0	0
Estimate of Fair Value Measurement | Models with Significant Unobservable Market Parameters (Level 3)
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Other real estate owned	1,357	1,635
Impaired loans, net	4,195	6,531
Total	$ 5,552	$ 8,166